Employee Benefit Plan, Master Trust - EBP 009	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Abstract]
EBP, Master Trust	MASTER TRUST:
The following table presents the net assets of the Master Trust (in thousands):

	December 31, 2025		December 31, 2024
	Master Trust	Plan’s Interest in Master Trust	Master Trust	Plan’s Interest in Master Trust
Investments at contract value:
Synthetic investment contracts(1)	$222,528	$15,152	$227,557	$15,782
Investments at fair value:
Collective trusts	3,824,977	308,716	3,490,832	276,903
Registered investment companies	79,980	1,921	86,313	2,605
Common stocks	59,302	5,305	85,870	7,365
Short-term investments	3,917	307	7,198	540
Total investments at fair value	3,968,176	316,249	3,670,213	287,413
Total investments	4,190,704	331,401	3,897,770	303,195
Receivables:
Pending trades and other	6	—	71	5
Total assets	4,190,710	331,401	3,897,841	303,200
Liabilities:
Pending trades and other	(1,302)	(89)	(1,933)	(134)
Total liabilities	$(1,302)	$(89)	$(1,933)	$(134)
Net assets	$4,189,408	$331,312	$3,895,908	$303,066
 (1) As of December 31, 2025, the Master Trust synthetic investments include settlement proceeds of $10,244,054 and settlement earnings of $224,172. Refer to Note 2, Investment Valuation and Income Recognition.

The following is a summary of the investment income/(loss) and other additions to the Master Trust for the year ended December 31, 2025 (in thousands):

Interest and dividends	$15,261
Net appreciation/(depreciation) in fair value of investments	540,401
Other additions (Note 2)	10,468
Investment income/(loss) and other additions	$566,130
Plan’s interest therein	$42,046

EBP, Master Trust [Line Items]
EBP, Master Trust	MASTER TRUST:
The following table presents the net assets of the Master Trust (in thousands):

	December 31, 2025		December 31, 2024
	Master Trust	Plan’s Interest in Master Trust	Master Trust	Plan’s Interest in Master Trust
Investments at contract value:
Synthetic investment contracts(1)	$222,528	$15,152	$227,557	$15,782
Investments at fair value:
Collective trusts	3,824,977	308,716	3,490,832	276,903
Registered investment companies	79,980	1,921	86,313	2,605
Common stocks	59,302	5,305	85,870	7,365
Short-term investments	3,917	307	7,198	540
Total investments at fair value	3,968,176	316,249	3,670,213	287,413
Total investments	4,190,704	331,401	3,897,770	303,195
Receivables:
Pending trades and other	6	—	71	5
Total assets	4,190,710	331,401	3,897,841	303,200
Liabilities:
Pending trades and other	(1,302)	(89)	(1,933)	(134)
Total liabilities	$(1,302)	$(89)	$(1,933)	$(134)
Net assets	$4,189,408	$331,312	$3,895,908	$303,066
 (1) As of December 31, 2025, the Master Trust synthetic investments include settlement proceeds of $10,244,054 and settlement earnings of $224,172. Refer to Note 2, Investment Valuation and Income Recognition.

The following is a summary of the investment income/(loss) and other additions to the Master Trust for the year ended December 31, 2025 (in thousands):

Interest and dividends	$15,261
Net appreciation/(depreciation) in fair value of investments	540,401
Other additions (Note 2)	10,468
Investment income/(loss) and other additions	$566,130
Plan’s interest therein	$42,046